Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable Accrued Liabilities And Other Liabilities Disclosure Current [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities
Accrued liabilities and other current liabilities consisted of the following as of December 31, 2024 and 2023 (in thousands):

	2024	2023
Payroll and related benefits	$2,063	$4,035
Accrued expenses	4,443	4,114
Warranty liability	843	843
Other	853	711

Total accrued liabilities and other current liabilities	$8,202	$9,703